N-4	Sep. 04, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Sep. 04, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The Sub-Adviser Research Affiliates LLC in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is hereby deleted and replaced with Syzygy Asset Management for the following fund:

●	PIMCO VIT All Asset Portfolio

Variable Option [Line Items]
Prospectuses Available [Text Block]	The Sub-Adviser Research Affiliates LLC in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is hereby deleted and replaced with Syzygy Asset Management for the following fund
PIMCO VIT All Asset Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio
Portfolio Company Subadviser [Text Block]	Syzygy Asset Management